/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , June 30, 2000

MFS Charter Income Trust

Date         Identification   Shares         Repurchase      NAV     Broker
             of Security      Repurchased    Price
6/7/00       Shares of        50,000         8.25            9.61    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/9/00       Shares of        80,000         8.375           9.60    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/13/00      Shares of        30,000         8.4375          9.57    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/15/00      Shares of        15,000         8.4375          9.57    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/16/00      Shares of        2,700          8.4375          9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/16/00      Shares of        12,300         8.500           9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/19/00      Shares of        3,300          8.500           9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/19/00      Shares of        16,000         8.500           9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/21/00      Shares of        6,900          8.5625          9.58    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/27/00      Shares of        15,000         8.750           9.59    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
6/30/00      Shares of        25,000         8.6875          9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney

Total Shares Repurchased:  256,200
Remarks: None.

MFS Charter Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer